Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Texts Block [Abstract]
Maturity term of term deposits	3 months
Restricted cash and cash equivalents	$ 186	$ 174